Result for the Year (Tables)	12 Months Ended
Dec. 31, 2025
Results for the Year [Abstract]
Schedule of revenue by type, collaboration partner, and product under agreements.

	2025	2024	2023
Revenue by type:
Royalties	3,102	2,517	1,989
Net product Sales	398	253	61
Reimbursement revenue	53	144	124
Milestone revenue	97	145	171
Collaboration revenue	70	62	45
Total	3,720	3,121	2,390

Revenue by collaboration partner:
Janssen	2,565	2,091	1,734
AbbVie	66	58	106
Roche	106	107	102
Novartis	446	408	219
BioNTech	40	127	114
Pfizer[1]	77	77	54
Other	22	—	—
Total[2]	3,322	2,868	2,329

Royalties by product:
DARZALEX	2,443	2,019	1,635
Kesimpta	443	323	217
TEPEZZA	105	106	102
Other[3]	111	69	35
Total	3,102	2,517	1,989
1.Pzifer acquired Seagen in December 2023
2.Excludes Genmab’s Net product sales
3.Other consist of royalties from net sales of RYBREVANT, TECVAYLI, TALVEY and TEPKINLY

Schedule of segment disclosures in the financial statements as the group's business activities.

	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets
	2025		2024		2023
Denmark	3,326	1,791	2,868	1,779	2,329	75
Netherlands	1	7,512	—	108	—	130
United States	180	459	131	447	55	56
Japan	213	12	122	14	6	8
China	—	6	—	7	—	—
Total	3,720	9,780	3,121	2,355	2,390	269

Schedule of staff costs

	2025	2024	2023
Wages and salaries	547	460	381
Share-based compensation	128	105	85
Defined contribution plans	34	30	25
Other social security costs	77	58	49
Government grants related to research and development expenses	(23)	(22)	(25)
Total	763	631	515
Staff costs are included in the Consolidated Statements of Comprehensive Income as follows:
Cost of product sales	4	2	—
Research and development expenses	436	366	291
Selling, general and administrative expenses	323	263	224
Total	763	631	515
Average number of FTE	2,694	2,535	2,011
Number of FTE at year-end	3,029	2,682	2,204

Schedule of corporate and deferred tax

	2025	2024	2023
Current tax on profit	256	261	189
Adjustment to deferred tax	(63)	14	(9)
Net increase (decrease) of unrecognized deferred tax assets for the year	51	(84)	6
Effect of exchange rate adjustment	(3)	2	—
Total tax for the period in the income statement	241	193	186

	2025	2024	2023
Net profit before tax	1,204	1,326	817
Tax at the Danish corporation tax rate of 22% for all periods	265	292	180
Tax effect of:
Net increase (decrease) of unrecognized deferred tax assets for the year	51	(84)	6
Net of non-taxable income over non- deductible expenses	(36)	13	1
Other current and deferred tax adjustments	(36)	(30)	(1)
Effect of exchange rate adjustment	(3)	2	—
Total tax effect	(24)	(99)	6
Total tax for the period in the income statement	241	193	186
Total tax for the period in shareholders' equity	(3)	7	8
Effective Tax Rate	20.0%	14.6%	22.8%

Schedule of components of the deferred tax asset	Significant components of the deferred tax asset(liability) are as follows:

	December 31,	December 31,	January 1,
	2025	2024	2024
Share-based instruments	52	38	5
Deferred revenue	16	16	16
Intangible assets	(410)	(409)	(9)
Liabilities	30	9	3
Tax losses and credits carried forward	33	48	—
Other temporary differences	86	95	16
Total	(193)	(203)	31

	Share- based instruments	Deferred revenue	Intangible assets	Liabilities	Tax losses carried forward	Other temporary differences	Total
2025
Net deferred tax asset/(liability) at the beginning of the year	38	16	(409)	9	48	95	(203)
Recognised in Profit or Loss	14	—	(1)	21	(15)	(9)	10
Acquired in Business Combinations	—	—	—	—	—	—	—
Net deferred tax asset/(liability) at the end of the year	52	16	(410)	30	33	86	(193)

2024
Net deferred tax asset/(liability) at the beginning of the year	5	16	(9)	3	—	16	31
Recognised in Profit or Loss	33	—	(52)	6	48	79	114
Acquired in Business Combinations	—	—	(348)	—	—	—	(348)
Net deferred tax asset/(liability) at the end of the year	38	16	(409)	9	48	95	(203)

Schedule of profit per share

	2025	2024	2023
Net profit	963	1,133	631
(Shares)
Weighted average number of shares outstanding	64,721,175	66,139,029	66,023,437
Weighted average number of treasury shares	(2,570,090)	(1,952,382)	(713,693)
Weighted average number of shares excl. treasury shares	62,151,085	64,186,647	65,309,744
Adjustments for share-based instruments, dilution	540,545	469,339	587,833
Weighted average number of shares, diluted	62,691,630	64,655,986	65,897,577
Basic net profit per share	15.50	17.66	9.67
Diluted net profit per share	15.37	17.53	9.58